Source Capital

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 15.9%
	ASSET-BACKED SECURITIES — 4.5%
	COLLATERALIZED LOAN OBLIGATION — 1.6%
	Barings Middle Market Ltd.
$1,040,000	Series 2021-IA, Class D, 12.579% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	$1,023,180
	Fortress Credit Opportunities Ltd.
5,186,000	Series 2017-9A, Class ER, 11.994% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	5,103,242
		6,126,422
	EQUIPMENT — 0.0%
	Prop 2017-1A
192,431	5.300%, 3/15/2042(c),(d)	183,771

	OTHER — 2.9%
	ABPCI Direct Lending Fund LLC
2,570,861	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	2,475,534
	ABPCI Direct Lending Fund Ltd.
186,357	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	169,790
1,882,742	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	1,694,466
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	376,667
	Diamond Issuer LLC
1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	968,623
	Golub Capital Partners Funding Ltd.
401,456	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	400,750
800,231	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	727,281
2,445,844	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	2,273,740
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	743,485
	MetroNet Infrastructure Issuer LLC
162,000	Series 2026-1A, Class C, 7.100%, 4/20/2056(a)	160,504
	Monroe Capital Funding Ltd.
351,358	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	325,370
	VCP RRL Ltd.
333,916	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	301,311
703,382	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	619,801
		11,237,322
	TOTAL ASSET-BACKED SECURITIES
	(Cost $18,262,822)	17,547,515
	CONVERTIBLE BONDS — 0.1%
	Delivery Hero AG
100,000	1.500%, 1/15/2028	107,854
100,000	3.250%, 2/21/2030	107,602

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CONVERTIBLE BONDS (Continued)
	Wayfair, Inc.
$122,000	1.000%, 8/15/2026	$114,680
	TOTAL CONVERTIBLE BONDS
	(Cost $303,038)	330,136
	CORPORATE BANK DEBT — 6.3%
	Banner Commercial Funding LP Term Loan
5,343,750	10.168% (1-Month Term SOFR+650 basis points), 5/27/2028(b),(c),(d),(e)	5,250,234
	Capstone Acquisition Holdings, Inc. Term Loan
2,262,314	8.268% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e),(f)	2,297,367
	Cornerstone OnDemand, Inc.
71,396	7.711% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(e)	52,595
	EQS Legacy Holdings LLC Term Loan
9,306,019	11.000%, 3/27/2032(b),(c),(d),(e),(g)	9,306,019
	JC Penney Corp., Inc.
455,468	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(h)	46
	Lealand Finance Company B.V. Senior Exit LC
1,234,380	3.500%, 6/30/2027(b),(c),(d),(e),(f),(i)	(283,908)
3,927,194	4.750%, 6/30/2027(b),(c),(d),(e),(f),(i)	(422,173)
	Lealand Reficar LC Term Loan
35,033	11.461% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g)	29,428
	McDermott LC
834,170	7.992% (3-Month Term SOFR+426.16 basis points), 6/30/2027(b),(c),(d),(e),(f)	642,311
	McDermott Technology Americas, Inc.
141,927	6.782% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(e)	116,380
1,628,909	7.782% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g)	1,335,705
	One Camelback Loan
2,050,000	7.500% (1-Month Term SOFR+350 basis points), 6/3/2027(b),(c),(d),(e),(i)	1,220,927
	Plantation Loan
3,500,000	10.500% (1-Month Term SOFR+620 basis points), 1/25/2027(b),(c),(d),(e)	3,500,000
	Vision Solutions, Inc.
71,384	7.929% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(e)	54,609
	WH Borrower LLC
1,682,925	8.156% (3-Month Term SOFR+450 basis points), 2/20/2032(b),(d),(e)	1,682,925
	TOTAL CORPORATE BANK DEBT
	(Cost $25,495,002)	24,782,465
	CORPORATE BONDS — 5.0%
	COMMUNICATIONS — 0.8%
	EchoStar Corp.
846,895	3.875%, 11/30/2030	3,025,194
	CONSUMER DISCRETIONARY — 0.7%
	Air Canada Pass Through Trust
1,500,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,516,875

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	VT Topco, Inc.
$1,289,000	8.500%, 8/15/2030(a)	$1,301,890
		2,818,765
	FINANCIALS — 3.4%
	Apollo Debt Solutions BDC Senior Notes
2,333,000	8.620%, 9/28/2028(c),(d)	2,333,000
	Charles Schwab Corp.
549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	540,900
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	73,781
	Drawbridge Special Opportunities Fund LP
466,000	5.950%, 9/17/2030(a)	437,612
	Five Point Operating Co. LP
100,000	8.000%, 10/1/2030(a)	99,467
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(c),(d)	3,500,000
	HPS Corporate Lending Fund
520,000	6.750%, 1/30/2029	526,794
	Midcap Financial Issuer Trust
3,466,000	6.500%, 5/1/2028(a)	3,364,600
	Oaktree Strategic Credit Fund
1,615,000	8.400%, 11/14/2028	1,693,640
	OCREDIT BDC Senior Notes
552,000	7.770%, 3/7/2029(c),(d)	552,000
	Vornado Realty LP
250,000	2150%6/1/2026	248,295
		13,370,089
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
381,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	391,477
	TOTAL CORPORATE BONDS
	(Cost $17,229,950)	19,605,525
	TOTAL BONDS & DEBENTURES
	(Cost $61,290,812)	62,265,641

Number of Shares
	CLOSED-END FUNDS — 0.0%
142,220	Altegrity, Inc.(c),(d)	163,553
	TOTAL CLOSED-END FUNDS
	(Cost $0)	163,553
	COMMON STOCKS — 43.6%
	AEROSPACE & DEFENSE — 1.3%
15,343	Safran S.A.	4,954,732

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.5%
11,171	Cie Financiere Richemont S.A. - Class A	$1,935,645
	ASSET MANAGEMENT — 0.0%
14,610	Pershing Square Tontine Holdings Ltd.(c),(d)	—
	BANKING — 1.8%
51,791	Citigroup, Inc.	5,873,617
14,687	Wells Fargo & Co.	1,169,232
		7,042,849
	BEVERAGES — 3.7%
86,811	Heineken Holding N.V.	6,155,635
167,093	JDE Peet's N.V.	6,149,146
28,147	Pernod Ricard S.A.	2,089,228
		14,394,009
	BIOTECH & PHARMA — 0.4%
12,774	Merck KGaA	1,588,630
	CABLE & SATELLITE — 2.0%
215,600	Comcast Corp. - Class A	6,189,876
31,996	Liberty Broadband Corp. - Class C*	1,609,399
		7,799,275
	CHEMICALS — 4.1%
511,487	Azelis Group N.V.	5,131,423
18,125	IMCD N.V.	1,874,928
87,852	International Flavors & Fragrances, Inc.	6,373,663
431,500	Nippon Paint Holdings Co., Ltd.	2,654,171
		16,034,185
	COMMERCIAL SUPPORT SERVICES — 1.4%
47,135	Eurofins Scientific S.E.	3,413,637
41,589	Sodexo S.A.	2,119,828
		5,533,465
	CONSTRUCTION MATERIALS — 1.2%
50,328	Amrize Ltd.*	2,819,375
23,170	Holcim AG*	1,881,186
		4,700,561
	E-COMMERCE DISCRETIONARY — 0.6%
11,949	Amazon.com, Inc.*	2,488,618
	ELECTRIC UTILITIES — 0.0%
9,047	PG&E Corp.	158,956
	ELECTRICAL EQUIPMENT — 1.6%
30,148	TE Connectivity Ltd.	6,301,535
	ENGINEERING & CONSTRUCTION — 1.2%
98,014	McDermott International, Ltd.*,(c),(d)	1,960,280

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION (Continued)
17,214	Samsung C&T Corp.	$2,849,051
		4,809,331
	ENTERTAINMENT CONTENT — 0.3%
4,347	Epic Games, Inc.(c),(d)	1,058,625
	FOOD — 0.4%
18,399	Magnum Ice Cream Co. N.V.*	275,065
6,405	Magnum Ice Cream Co. N.V.*	94,019
84,366	Magnum Ice Cream Co. N.V.*	1,239,357
		1,608,441
	HEALTH CARE FACILITIES & SVCS — 0.2%
8,224	ICON PLC*	910,068
	HOME CONSTRUCTION — 0.7%
66,893	Fortune Brands Innovations, Inc.	2,606,820
	INSURANCE — 1.2%
14,215	Aon PLC - Class A	4,588,318
	INTERNET MEDIA & SERVICES — 6.0%
25,690	Alphabet, Inc. - Class A	7,387,417
18,429	Alphabet, Inc. - Class C	5,286,543
10,890	Delivery Hero S.E.*	194,464
10,387	Meta Platforms, Inc. - Class A	5,942,714
92,699	Prosus N.V.*	4,176,384
8,195	Uber Technologies, Inc.*	589,466
		23,576,988
	LEISURE FACILITIES & SERVICES — 1.0%
3,892	Marriott International, Inc. - Class A	1,272,956
20,269	Vail Resorts, Inc.	2,600,918
		3,873,874
	MACHINERY — 0.2%
28,800	Hoshizaki Corp.	916,780
	MEDICAL EQUIPMENT & DEVICES — 2.7%
129,233	Avantor, Inc.*	1,013,187
33,279	Becton, Dickinson and Co.	5,232,457
3,413	Bio-Rad Laboratories, Inc.*	951,374
3,752	Thermo Fisher Scientific, Inc.	1,844,220
4,504	Waters Corp.*	1,341,291
		10,382,529
	METALS & MINING — 1.9%
802,359	Glencore PLC*	6,005,745
118,987	Grupo Mexico S.A.B. de C.V.	1,274,116
		7,279,861

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS PRODUCERS — 0.2%
22,083	Kinder Morgan, Inc.	$740,443
	OIL & GAS SERVICES & EQUIP — 0.5%
106,740	NOV, Inc.	2,007,779
	OTHER COMMON STOCK — 2.0%
—	Other Common Stock(k)	7,652,316
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%
3,482	Swire Pacific Ltd. - Class A	37,901
	REAL ESTATE SERVICES — 0.0%
16,058	Copper Property CTL Pass Through Trust(d)	174,390
	RETAIL - DISCRETIONARY — 1.1%
25,555	CarMax, Inc.*	1,062,577
14,603	Ferguson Enterprises, Inc.	3,406,296
		4,468,873
	SEMICONDUCTORS — 3.5%
32,787	Analog Devices, Inc.	10,430,856
1,217	Broadcom, Inc.	376,674
13,587	NXP Semiconductors N.V.	2,674,737
		13,482,267
	TECHNOLOGY HARDWARE — 0.5%
32,344	Nintendo Co., Ltd.	1,788,341
	TECHNOLOGY SERVICES — 0.5%
38,411	LG Corp.	2,076,474
	TELECOMMUNICATIONS — 0.0%
10,312	Uniti Group, Inc.*	96,726
	TRANSPORTATION & LOGISTICS — 0.6%
84,452	PHI Group, Inc.(c),(d)	2,529,337
	TRANSPORTATION EQUIPMENT — 0.3%
4,350	Westinghouse Air Brake Technologies Corp.	1,087,108
	TOTAL COMMON STOCKS
	(Cost $117,788,672)	170,686,050
	LIMITED PARTNERSHIPS — 19.4%
2,300,000	BH3 Debt Opportunity Fund II-Parallel, LP(d),(l)	1,158,428
55,000	Blue Torch Credit Opportunities Fund II LP(d),(l)	3,127,498
3,900,000	Castlelake Asset-Based Private Credit III Evergreen A, L.P.(d),(l)	3,797,856
60,000	Clover Private Credit Opportunities Fund LP(c),(d)	2,526,898
10,507,864	FPS Holdco II LLC(c),(d),(m)	8,700,735
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(l)	3,861,448
6,000,000	Jett Texas LLC(d),(l)	6,859,200
80,000	Metro Partners Fund VII LP(d),(l)	8,912,779
3,900,000	MRP Evergreen Income Fund LP(d),(l)	3,913,286
80,000	MSD Private Credit Opportunities Fund II LP(d),(l)	5,218,952

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	LIMITED PARTNERSHIPS (Continued)
30,000	MSD Real Estate Credit Opportunities Fund(d),(l)	$1,353,122
55,000	Nebari Natural Resources Credit Fund I LP(d),(l)	2,013,313
30,000	Piney Lake Opportunities Fund LP(d),(l)	3,156,223
18,000	Post Road Special Opportunity Fund II LP(c),(d)	1,954,916
35,000	Silverview Credit Opportunities Onshore Fund LP(d),(l)	1,497,458
48,500	Silverview Special Situations Lending LP(c),(d)	4,142,333
2,750,000	Sound Point Strategic Capital Fund III LP(d),(l)	675,907
14,000,000	Tioga Partners IV, LP(d),(l)	9,881,340
3,000,000	Trevian Capital Debt Fund, LP(d),(l)	3,000,000
	TOTAL LIMITED PARTNERSHIPS
	(Cost $68,616,468)	75,751,692
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
65	Uniti Group, Inc. - Series A, 11.000%(c),(d)	65,370
	TOTAL PREFERRED STOCKS
	(Cost $124,813)	65,370
	WARRANTS — 0.0%
31,567	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*,(c)	—
24,015	MariaDB PLC, Expiration Date: December 16, 2027*,(c)	—
5,878	Ross Acquisition Corp. II, Expiration Date: September 16, 2026*,(c)	—
1,996	Uniti Group, Inc. , Expiration Date: August 11, 2035*,(c),(d)	16,168
	TOTAL WARRANTS
	(Cost $17,489)	16,168
	SHORT-TERM INVESTMENTS — 20.6%
	MONEY MARKET INVESTMENTS — 0.4%
1,645,820	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%(n)	1,645,820

Principal Amount
	TREASURY BILLS — 20.2%
	U.S. Treasury Bill
$27,100,000	3.60%, 4/23/2026(o)	27,041,395
25,000,000	3.66%, 5/28/2026(o)	24,858,031
27,100,000	3.68%, 7/7/2026(o)	26,836,300
		78,735,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,382,449)	80,381,546

	TOTAL INVESTMENTS — 99.5%
	(Cost $328,220,703)	389,330,020

	Other Assets in Excess of Liabilities — 0.5%	1,803,197
	TOTAL NET ASSETS — 100.0%	$391,133,217

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

BDC – Business Development Company

LLC – Limited Liability Company LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
(a)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,475,665, which represents 6.26% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors. The total value of these securities is $113,462,128, which represents 29.01% of Total Net Assets.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	As of March 31, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(h)	Security is in default.
(i)	All or a portion of the loan is unfunded.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	Affiliated company.
(n)	The rate is the annualized seven-day yield at period end.
(o)	Treasury bill discount rate.

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$163,553	0.04%
Apollo Debt Solutions BDC Senior Notes, 8.620% 9/28/2028	8/10/2023	2,333,000	2,333,000	0.60%
Banner Commercial Funding LP Term Loan, 10.168% (1-Month Term SOFR+650 basis points), 5/27/2028	6/10/2025	5,259,539	5,250,234	1.34%
BH3 Debt Opportunity Fund II-Parallel, LP	9/10/2024	1,167,921	1,158,428	0.30%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	4,331,454	3,127,498	0.80%
Capstone Acquisition Holdings, Inc. Term Loan, 8.268% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	2,248,731	2,297,367	0.59%
Castlelake Asset-Based Private Credit III Evergreen A, L.P.	4/1/2025	3,900,000	3,797,856	0.97%
Clover Private Credit Opportunities Fund LP	12/13/2021	3,607,360	2,526,898	0.65%
Copper Property CTL Pass Through Trust	10/5/2017	528,672	174,390	0.04%
Cornerstone OnDemand, Inc., 7.711% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	71,396	52,595	0.01%
Epic Games, Inc.	6/25/2020	2,499,525	1,058,625	0.27%
EQS Legacy Holdings LLC Term Loan, 11.000% 3/27/2032	3/27/2025	9,306,019	9,306,019	2.38%
FPS Holdco II LLC	8/9/2024	7,045,531	8,700,735	2.23%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	376,710	391,477	0.10%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	3,812,226	3,861,448	0.99%
Hlend Senior Notes, 8.170% 3/15/2028	2/16/2023	3,500,000	3,500,000	0.89%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	46	0.00%
Jett Texas LLC	12/2/2024	6,000,000	6,859,200	1.76%
Lealand Finance Company B.V. Senior Exit LC, 3.500% 6/30/2027	11/12/2019	(743,146)	(283,908)	-0.07%
Lealand Finance Company B.V. Senior Exit LC, 4.750% 6/30/2027	2/28/2020	(8,859)	(422,173)	-0.11%
Lealand Reficar LC Term Loan, 11.461% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	35,033	29,428	0.01%
McDermott International, Ltd.	7/1/2020	2,078,929	1,960,280	0.50%
McDermott LC, 7.992% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	834,171	642,311	0.16%
McDermott Technology Americas, Inc., 6.782% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	141,925	116,380	0.03%
McDermott Technology Americas, Inc., 7.782% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	1,904,055	1,335,705	0.34%
Metro Partners Fund VII LP	5/13/2021	6,124,327	8,912,779	2.28%
MRP Evergreen Income Fund LP	11/19/2025	3,900,000	3,913,286	1.00%
MSD Private Credit Opportunities Fund II LP	3/8/2021	3,071,478	5,218,952	1.33%
MSD Real Estate Credit Opportunities Fund	6/11/2020	693,815	1,353,122	0.35%
Nebari Natural Resources Credit Fund I LP	8/18/2020	2,746,127	2,013,313	0.51%
OCREDIT BDC Senior Notes, 7.770% 3/07/2029	2/22/2024	552,000	552,000	0.14%
One Camelback Loan, 7.500% (1-Month Term SOFR+350 basis points), 6/03/2027	12/4/2025	1,220,928	1,220,927	0.31%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
PHI Group, Inc.	8/19/2019	690,707	2,529,337	0.65%
Piney Lake Opportunities Fund LP	6/30/2021	1,897,369	3,156,223	0.81%
Plantation Loan, 10.500% (1-Month Term SOFR+620 basis points) 1/25/2027	8/5/2025	3,485,341	3,500,000	0.89%
Post Road Special Opportunity Fund II LP	1/26/2021	1,515,643	1,954,916	0.50%
Prop 2017-1A, 5.300% 3/15/2042	2/9/2017	192,334	183,771	0.05%
Silverview Credit Opportunities Onshore Fund LP	11/18/2019	769,932	1,497,458	0.38%
Silverview Special Situations Lending LP	9/25/2020	4,207,378	4,142,333	1.06%
Sound Point Strategic Capital Fund III LP	12/29/2025	675,907	675,907	0.17%
Tioga Partners IV, LP	1/15/2025	10,150,000	9,881,340	2.53%
Trevian Capital Debt Fund, LP	3/13/2025	3,000,000	3,000,000	0.77%
Uniti Group, Inc.	11/16/2020	-	16,168	0.00%
Uniti Group, Inc. - Series A, 11.000%	11/16/2020	124,813	65,370	0.02%
Vision Solutions, Inc., 7.929% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	65,359	54,609	0.01%
WH Borrower LLC, 8.156% (3-Month Term SOFR+450 basis points), 2/20/2032	2/12/2025	1,674,510	1,682,925	0.43%
		$106,988,160	$113,462,128	29.01%

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2025	Beginning Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value March 31, 2026	Ending Shares March 31, 2026	Income from Affiliated Investments
FPS Holdco II LLC	10,507,864	$8,549,412	$-	$-	$-	$-	$151,323	$-	$8,700,735	10,507,864	$-
Total		$8,549,412	$-	$-	$-	$-	$151,323	$-	$8,700,735		$-